Current liabilities - payables	6 Months Ended
Dec. 31, 2024
Current liabilities - payables [Abstract]
Current liabilities - payables
Note 11. Current liabilities - payables

	31 Dec 2024	30 Jun 2024
	$'000	$'000

Trade payables	2,919	4,056
Accrued expenses	138	487

	3,057	4,543

Refer to note 16 for further information on financial risk management.